Cover Page	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	S-11/A
Amendment Flag	true
Entity Registrant Name	Mobile Infrastructure Corporation
Entity Central Index Key	0001847874
Entity Address, City or Town	Cincinnati
Entity Address, Address Line One	30 W. 4th Street
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	834-5110
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true
Amendment Description	Amendment No. 1
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Manuel Chavez, III
Entity Address, City or Town	Cincinnati
Entity Address, Address Line One	30 W. 4th Street
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	834-5110